INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Current expense (benefit):
Federal					$ 0
State					0
Total current expense (benefit):					0
Deferred expense (benefit):
Federal					0
State					0
Total deferred expense (benefit):					0
Total income tax expense (benefit):	$ 0	$ 0	$ 0	$ 0	$ 0